Financial instruments (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Other Commitments [Line Items]
Cash, cash equivalents, and short-term investments	$ 61,119
Restricted cash	5,095
Impact on net loss from a 50 basis point change in interest rates	92
Accounts payable	$ 82,851	$ 86,225
Accounts receivable | Customer receivable | Credit concentration risk
Other Commitments [Line Items]
Percent of A/R	87.00%	80.00%
Accounts receivable | Government grants receivable | Credit concentration risk
Other Commitments [Line Items]
Percent of A/R	13.00%	20.00%
Minimum
Other Commitments [Line Items]
A/R period	30 days
Maximum
Other Commitments [Line Items]
A/R period	90 days